Related Party Transactions - Summary of Remuneration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Salaries and wages	$ 1,267	$ 1,743	$ 537
Stock compensation expense	0	28,376	62
Pension and other post-employment benefits	27	60	33
Other employee benefits	17	18	29
Total	$ 1,311	$ 30,197	$ 661